Variable interest entities	12 Months Ended
Dec. 31, 2011
Variable interest entities

20. Variable interest entities

The Company is required to consolidate each entity determined to be a variable interest entity for which the Company is the primary beneficiary. Variable interest entities (VIEs) typically include those for which the entity’s equity is not sufficient to finance its activities without additional subordinated financial support; those for which the equity holders as a group lack the power to direct the activities that most significantly influence the entity’s economic performance, the obligation to absorb the entity’s expected losses, or the right to receive the entity’s expected returns; or those for which the voting rights of some investors are not proportional to their obligations to absorb the entity’s losses.

The Company is deemed to be the primary beneficiary of all the variable interest entities it is associated with. These VIEs are principally operating subsidiaries owned by related party nominee owners for the Company’s benefit in jurisdictions in which the Company does not qualify for direct ownership under applicable regulations or joint ventures that require subordinated support in addition to their equity capital to finance operations. These include both dialysis operations and physician practice management entities.

Under the terms of the applicable arrangement, the Company bears substantially all of the economic risks and rewards of ownership for these operating VIEs. In some cases, the Company has contractual arrangements with its respective related party nominee owners which indemnify them from the economic losses, and entitle the Company to the economic benefits, that may result from ownership of these VIEs. DaVita Inc. manages these VIEs and provides operating and capital funding as necessary to accomplish their operational and strategic objectives.

Accordingly, since the Company bears the majority of the risks and rewards attendant to their ownership, the Company consolidates these VIEs as their primary beneficiary. Total assets of these consolidated operating VIEs were approximately $7,000 and their liabilities to unrelated third parties were approximately $5,000 at December 31, 2011.

The Company also sponsors certain deferred compensation plans whose trusts qualify as VIEs and as their primary beneficiary the Company consolidates each of these plans. The assets of these plans are recorded in short-term or long-term investments with matching offsetting liabilities in accrued compensation and benefits and other long-term liabilities. See Note 9 for disclosures on the assets of these consolidated non-qualified deferred compensation plans.